DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			3 Months Ended	4 Months Ended
	Oct. 30, 2020 USD ($) $ / shares shares	Aug. 26, 2020	Mar. 31, 2021 USD ($) $ / shares item shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 10, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering				$ 490,000,000
Transaction Costs	$ 10,534,144
Underwriting fees	10,000,000
Deferred underwriting fee payable	$ 534,144
Condition for future business combination number of businesses minimum		1
Condition for future business combination use of proceeds percentage			80
Condition for future business combination threshold Percentage Ownership			50
Condition for future business combination threshold Net Tangible Assets			$ 5,000,001
Redemption limit percentage without prior consent			15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%
Months to complete acquisition | item			24
Redemption period upon closure			10 days
Maximum Allowed Dissolution Expenses			$ 100,000
Cash held outside the Trust Account			445,231	925,923
Working Capital			$ 3,443,288	$ 1,260,964
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			8,000,000
Price of warrant | $ / shares			$ 1.50
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares				$ 1.90
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	50,000,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 500,000,000
Transaction Costs	10,534,144			$ 10,534,144
Payments for investment of cash in Trust Account	$ 500,000,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares			$ 600
Proceeds from sale of Private Placement Warrants			$ 12,000,000
Private Placement | Class A Common Stock | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			60,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares				7,500,000
Purchase price, per unit | $ / shares	$ 10.00
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			10.00
Archer
Subsidiary, Sale of Stock [Line Items]
Implied Equity Value			$ 2,525,000,000
Archer | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Implied Equity Value					$ 2,525,000,000